Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	19.80%	16.50%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	17.40%	6.70%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.30%	14.40%